Employee Benefit Plan, Fair Value and NAV (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
EBP, Investment, Fair Value and NAV [Abstract]
Fees Paid to Parties in Interest	$ 600	$ 600